Total
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR Emerging Markets Small-Cap Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated November 30, 2021 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus,

each dated February 1, 2021, each as supplemented

Important Notice to Investors

Effective December 1, 2021, the Fund’s investment adviser, Virtus Investment Advisers, Inc. (“VIA”), will implement a new expense limitation arrangement to further limit the Fund’s expenses. This change is described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR Emerging Markets Small-Cap Fund		Class A	Class C	Class I	Class R6
Management Fees		1.20%	1.20%	1.20%	1.20%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.36%	0.34%	0.31%	0.21%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.82%	2.55%	1.52%	1.42%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.02%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.80%	2.54%	1.51%	1.41%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.79% for Class A Shares, 2.53% for Class C Shares, 1.50% for Class I Shares and 1.40% for Class R6 Shares through January 31, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
Sold
Expense Example - Virtus KAR Emerging Markets Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	723	1,089	1,479	2,568
Class C	357	793	1,355	2,884
Class I	154	479	828	1,812
Class R6	144	448	775	1,701

Held
Expense Example No Redemption - Virtus KAR Emerging Markets Small-Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	723	1,089	1,479	2,568
Class C	257	793	1,355	2,884
Class I	154	479	828	1,812
Class R6	144	448	775	1,701

Investors should retain this supplement with the Prospectuses for future reference.